Document and Entity Information	Jan. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001594466
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Registrant Name	Pioneer PE Holding LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-36463
Entity Tax Identification Number	46-4314192
Entity Address, Address Line One	777 Hidden Ridge
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(972)
Local Phone Number	444-9001
Security 12b Title	Class A Common Stock, par value $.01 per share
Trading Symbol	PE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false